SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	6 Months Ended			9 Months Ended	36 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Product Information [Line Items]
Net loss	$ 191,159		$ 413,421
Net current liability	508,512
Total equity	212,077		226,521			$ 24,671	$ (192,247)
Net cash (used in) provided by operating activities	$ 66,131		$ 804,764
Foreign currency rate	1		1
Revenue, description of timing	Revenue of the first half of 2021 increased by 254% compared with that of 2020, to basically the same level as that of 2019.	Revenue of the first half of 2021 increased by 254% compared with that of 2020, to basically the same level as that of 2019.
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Product Information [Line Items]
Concentration of credit risk	10.00%	10.00%
Valued Added Tax [Member]
Product Information [Line Items]
VAT rate description	the rate of small-scale VAT is reduced from 3% to 1%	the rate of small-scale VAT is reduced from 3% to 1%
Income tax percentage	1.00%	1.00%
Valued Added Tax [Member] | Minimum [Member]
Product Information [Line Items]
VAT monthly small scale | ¥		¥ 150,000			¥ 100,000
Valued Added Tax [Member] | Minimum [Member] | Subsequent Event [Member]
Product Information [Line Items]
VAT monthly small scale | ¥				¥ 150,000